The Company and Basis of Presentation (Private Placement Offering) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 12, 2018	Mar. 15, 2017	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Private Placement Offering
Issuance of stock (in shares)	3,592,858		3,592,858
Gross proceeds			$ 25,150	$ 25,150		$ 30,278
Exercise price of warrant				$ 10.40
Term of warrants				5 years
Private placement
Private Placement Offering
Issuance of stock (in shares)		1,324,256
Price per issue and sold units		$ 9.47
Gross proceeds		$ 12,500			$ 8,979
Number of shares per unit		1
Number of warrants per unit		0.75
Exercise price of warrant		$ 10.40
Term of warrants		5 years